Income Taxes - Reconciliation of Beginning And Ending Amount of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 16.6	$ 7.8	$ 17.1
Additions based on tax positions related to the current year	0.2	14.1	1.0
Additions for tax positions of prior years	0.0	0.0	0.1
Reductions based on settlements with taxing authorities	0.0	(2.8)	(8.0)
Reductions for lapse of statute	(0.2)	(2.5)	(2.4)
Balance at end of year	$ 16.6	$ 16.6	$ 7.8